File No. 33-65389     CIK #896991
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549-1004
POST-EFFECTIVE AMENDMENT NO. 2 TO FORM S-6

For Registration under the Securities Act of 1933 of
Securities of Unit Investment Trusts Registered on
Form N-8B-2

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 26
(Exact Name of Trust)
VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
(Exact Name of Depositor)

One Parkview Plaza
Oakbrook Terrace, Illinois 60181
(Complete address of Depositor's principal executive offices)


VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.                 CHAPMAN AND CUTLER
Attention:  Don G. Powell          Attention: Mark J. Kneedy
One Parkview Plaza                 111 West Monroe Street
Oakbrook Terrace, Illinois 60181   Chicago, Illinois 60603
(Name and complete address of agents for service)

     ( X ) Check if it is proposed that this filing will become effective on April 24, 1998 pursuant to paragraph (b) of Rule 485.

PRINCOR EMERGING GROWTH AND TREASURY, SERIES 1

Van Kampen American Capital Equity Opportunity Trust, Series 26

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.Please retain both parts of this Prospectus for future reference.

THE TRUST

   Princor Emerging Growth and Treasury, Series 1 (the "Principal Trust" or the "Trust" ) is a unit investment trust which is contained in Van Kampen American Capital Equity Opportunity Trust, Series 26. The Trust offers investors the opportunity to purchase Units representing proportionate interests in "zero coupon" U.S. Treasury obligations ("Treasury Obligations") and shares of Principal MidCap Fund, Inc. (the "Fund" or "Fund Shares"). The Fund is an open-end management investment company, commonly known as a mutual fund. Unless terminated earlier, the Trust will terminate on May 15, 2008 (the "Mandatory Termination Date") and any Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his or her Units.

PUBLIC OFFERING PRICE

The Public Offering Price of the Units during the secondary market will include the aggregate underlying value of the Securities, an applicable sales charge, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. See "Summary of Essential Financial Information" in this
Part One.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is April 24, 1998

Van Kampen American Capital

PRINCOR EMERGING GROWTH AND TREASURY, SERIES 1
Van Kampen American Capital Equity Opportunity Trust, Series 26
Summary of Essential Financial Information
As of March 5, 1998

Managing Underwriter:  Principal Financial Securities, Inc.
             Sponsor:  Van Kampen American Capital Distributors, Inc.
           Evaluator:  American Portfolio Evaluation Services
                       (A division of an affiliate of the Sponsor)
             Trustee:  The Bank of New York

                                                                                                              Princor
                                                                                                             Emerging
                                                                                                           Growth and
                                                                                                             Treasury
                                                                                                      ---------------
General Information
Aggregate Maturity Value of Treasury Obligations Initially Deposited................................. $       550,000
Number of Units......................................................................................         156,657
Fractional Undivided Interest in Trust per Unit......................................................       1/156,657
Public Offering Price:
 Aggregate Value of Securities in Portfolio <F1>..................................................... $     1,966,167
 Aggregate Value Securities per Unit (including accumulated dividends)............................... $         12.53
Sales charge 4.6% (4.822% of Aggregate Value of Securities excluding principal cash per Unit) <F3>... $           .60
 Public Offering Price per Unit <F2><F3>............................................................. $         13.13
Redemption Price per Unit............................................................................ $         12.53
Secondary Market Repurchase Price per Unit........................................................... $         12.53
Excess of Public Offering Price per Unit over Redemption Price per Unit.............................. $           .60


Evaluator's Annual Fee........................................Maximum of $.0025 per Unit
                                                              Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M. Eastern time on days of trading on the
                                                              New York Stock Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of
                                                              Units tendered for redemption.
Date of Deposit...............................................March 19, 1996
Mandatory Termination Date....................................May 15, 2008
Estimated Princor Emerging Growth Fund Annual Expenses <F4>...$.057 per Unit
Trustee's Annual Fee..........................................$.008 per Unit
Estimated Annual Organizational Expenses <F5>.................$.0387 per Unit
Income Distribution Record Date...............................As soon as practicable after the Fund's annual ex-dividend date.
Income Distribution Date......................................As soon as practicable after the Fund's annual distribution date.

----------
<F1>The shares of the Fund are valued at their net asset value. The Treasury
Obligations are valued at their aggregate bid side evaluation.

<F2>Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

<F3>Effective on each March 19, commencing March 19, 1997, the secondary market sales charge will decrease by .3 of 1% to a minimum sales charge of 1.5%. See "Public Offering--Offering Price" in Part Two.

<F4>Estimated Fund Expenses represent the intrinsic cost to each Unit due to the underlying costs associated with the Fund and are based upon the net asset value of that number of Fund Shares per Unit multiplied by the Fund's Annual
Operating Expenses less rebated 12b-1 fees. See "Trust Portfolio-Fund Expenses" in Part Two.

<F5>The Trust (and therefore Unitholders) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising materials and any other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over a five year period. See "Expenses of the Trust" in Part Two and "Statement of Condition." Historically, the sponsors of Unit investment trusts have paid all the costs of establishing such trusts.

PORTFOLIO

   The Trust consists of shares of Principal MidCap Fund and zero-coupon U.S. Treasury Obligations.

PER UNIT INFORMATION

                                                                                                         1996(1)            1997
                                                                                                         ----------- -----------
Net asset value per Unit at beginning of period......................................................... $      9.52 $     10.25
                                                                                                         =========== ===========
Net asset value per Unit at end of period............................................................... $     10.25 $     11.97
                                                                                                         =========== ===========
Distributions to Unitholders of investment income including accumulated dividends paid on Units
redeemed (average Units outstanding for entire period).................................................. $        -- $     (.01)
                                                                                                         =========== ===========
Distributions to Unitholders from Security redemption proceeds
(average Units outstanding for entire period)............................................................$        -- $        --
                                                                                                         =========== ===========
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)............ $      0.35 $      1.33
                                                                                                         =========== ===========
Units outstanding at end of period......................................................................     175,000     156,657

----------
(1) For the period from March 19, 1996 (date of deposit) through December 31,
1996.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     To the Board of Directors of Van Kampen American Capital Distributors, Inc. and the Unitholders of Princor Emerging Growth and Treasury, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 26):

     We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Princor Emerging Growth and Treasury, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series
26) as of December 31, 1997 and the related statements of operations and changes in net assets for the period from March 19, 1996 (date of deposit) through December 31, 1996 and the year ended December 31, 1997. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Princor Emerging Growth and Treasury, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series
26) as of December 31, 1997, and the related statements of operations and changes in net assets for the period from March 19, 1996 (date of deposit) through December 31, 1996 and the year ended December 31, 1997 in conformity with generally accepted accounting principles.

GRANT THORNTON LLP

Chicago, Illinois
March 13, 1998

PRINCOR EMERGING GROWTH AND TREASURY, SERIES 1
Statements of Condition
December 31, 1997
                                                                                                Princor
                                                                                               Emerging
                                                                                             Growth and
                                                                                               Treasury
                                                                                        ---------------
Trust property
 Cash.................................................................................. $            --
 Securities at market value, (cost $1,628,666) (note 1)................................       1,899,739
 Accumulated dividends.................................................................              --
 Organizational costs..................................................................          27,205
                                                                                        ---------------
                                                                                        $     1,926,944
                                                                                        ===============
Liabilities and interest to Unitholders
 Cash overdraft........................................................................ $        51,228
 Redemptions payable...................................................................              --
 Interest to Unitholders...............................................................       1,875,716
                                                                                        ---------------
                                                                                        $     1,926,944
                                                                                        ===============
Analyses of Net Assets
Interest of Unitholders (156,657 Units of fractional undivided interest outstanding)
 Cost to original investors of 175,000 Units (note 1).................................. $     1,784,798
 Less initial underwriting commission (note 3).........................................          87,938
                                                                                        ---------------
                                                                                              1,696,860
 Less redemption of 18,343 Units.......................................................         202,221
                                                                                        ---------------
                                                                                              1,494,639
Undistributed net investment income
 Net investment income.................................................................          82,144
 Less distributions to Unitholders.....................................................         (1,096)
                                                                                        ---------------
                                                                                                 83,240
 Realized gain (loss) on Security sale or redemption...................................          26,764
 Unrealized appreciation (depreciation) of Securities (note 2).........................         271,073
 Distributions to Unitholders of Security sale or redemption proceeds..................              --
                                                                                        ---------------
 Net asset value to Unitholders........................................................ $     1,875,716
                                                                                        ===============
Net asset value per Unit (156,657 Units outstanding)................................... $         11.97
                                                                                        ===============

The accompanying notes are an integral part of these statements.

PRINCOR EMERGING GROWTH AND TREASURY, SERIES 1
Statements of Operations
Period from March 19, 1996 (date of deposit) through
December 31, 1996 and the year ended December 31, 1997
                                                                            1996       1997
                                                                      ---------- ----------
Investment income
 Interest income..................................................... $   39,959 $   56,274
Expenses
 Trustee fees and expenses...........................................        909      3,313
 Evaluator fees......................................................        190        444
 Organizational fees.................................................      4,605      4,628
                                                                      ---------- ----------
 Total expenses......................................................      5,704      8,385
                                                                      ---------- ----------
 Net investment income...............................................     34,255     47,889
Realized gain (loss) from Securities sale or redemption
 Proceeds............................................................         --    195,340
 Cost................................................................         --    168,576
                                                                      ---------- ----------
 Realized gain (loss)................................................         --     26,764
Net change in unrealized appreciation (depreciation) of Securities...     62,019    209,054
                                                                      ---------- ----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......$   96,274 $  283,707
                                                                      ========== ==========

Statements of Changes in Net Assets
Period from March 19, 1996 (date of deposit) through
December 31, 1996 and the year ended December 31, 1997
                                                                                      1996          1997
                                                                             ------------- -------------
Increase (decrease) in net assets
Operations:
 Net investment income...................................................... $      34,255 $      47,889
 Realized gain (loss) on Securities sale or redemption......................            --        26,764
 Net change in unrealized appreciation (depreciation) of Securities.........        62,019       209,054
                                                                             ------------- -------------
 Net increase (decrease) in net assets resulting from operations............        96,274       283,707
Distributions to Unitholders from:
 Net investment income......................................................            --         1,096
 Securities sale or redemption proceeds.....................................            --            --
Redemption of Units                                                                     --     (202,221)
                                                                             ------------- -------------
 Total increase (decrease)..................................................        96,274        82,582
Net asset value to Unitholders
 Beginning of period........................................................     1,696,860     1,793,134
                                                                             ------------- -------------
 End of period (including undistributed net investment income of $34,255
 and $83,240, respectively)................................................. $   1,793,134 $   1,875,716
                                                                             ============= =============

The accompanying notes are an integral part of these statements.

PRINCOR EMERGING GROWTH AND TREASURY, SERIES 1
PORTFOLIO as of December 31, 1997
                                                                     Valuation of Securities
                                                                                          at
Number                                                                           December 31,
of                                             Market Value Per                         1997
Shares     Name of Issuer                                  Share                     (Note 1)
---------- ------------------------------- --------------------- ----------------------------
21,579     Principal MidCap        Fund    $        43.8900          $                947,102
---------------------------------------------------------------------------------------------


Maturity
Value         Name of Issuer and Title of Security
------------- ---------------------------------------------------------- -------------
$1,746,000    "Zero coupon" U.S. Treasury bonds maturing May 15, 2008....      952,637
==========                                                               -------------
                                                                         $   1,899,739
                                                                         =============

The accompanying notes are an integral part of these statements.

PRINCOR EMERGING GROWTH AND TREASURY, SERIES 1
Notes to Financial Statements
December 31, 1996 and 1997

--------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - The Fund Shares are valued at their net asset value. Treasury obligations are valued at the closing bid price.

Security Cost - The original cost to the Trust of the Securities was based, for the Fund Shares, at their net asset value. The original cost of the Treasury obligations was based on the closing offer price. In each case, the costs were determined on the day of the various Dates of Deposit.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

Distributions to Unitholders of the Trust's taxable income will be taxable as ordinary or capital gain income to Unitholders.

Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an average cost basis. Since the date of deposit, undistributed net investment income includes $44,106 of accreted interest.

Organizational Costs - The Trust will bear all or a portion of its organizational costs, which will be deferred and amortized over five years.

NOTE 2 - PORTFOLIO

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 1997 is as follows:

                                    Princor
                                   Emerging
                                 Growth and
                                   Treasury
                            ---------------
Unrealized Appreciation     $       271,073
Unrealized Depreciation                  --
                            ---------------
                            $       271,073
                            ===============

NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the aggregate underlying value of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per Unit on the date of an investor's purchase plus a sales charge of 4.9% of the public offering price which is 5.152% of the underlying value of the Securities. Effective on each March 19, commencing March 19, 1997, the secondary sales charge will decrease by .3 of 1% to a minimum sales charge of 1.5%.

Compensation of Evaluator - The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. This fee may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price
Index.

NOTE 4 - REDEMPTION OF UNITS

During the period ended December 31, 1996 and the year ended December 31, 1997, 0 Units and 18,343 Units, respectively, were presented for redemption.

                               THE PRINCIPAL TRUST
                 PRINCOR EMERGING GROWTH AND TREASURY, SERIES 1

                                                             PROSPECTUS PART TWO
--------------------------------------------------------------------------------
   THE TRUST. Van Kampen American Capital Equity Opportunity Trust, Series 26 is comprised of one unit investment trust, Princor Emerging Growth and Treasury, Series 1 (the "Principal Trust" or the "Trust"). The Trust offers investors the opportunity to purchase Units representing proportionate interests in "zero coupon" U.S. Treasury obligations ("Treasury Obligations") and shares of Principal MidCap Fund, Inc. (formerly known as Princor Emerging Growth Fund, Inc.) (the "Fund" or "Fund Shares"). The Fund is an open-end management investment company, commonly known as a mutual fund. Unless terminated earlier, the Trust will terminate on May 15, 2008 (the "Mandatory Termination Date") and any Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his or her Units.

   OBJECTIVES OF THE TRUST. The objectives of the Trust are to provide the potential for long-term capital appreciation by investing in shares of Principal MidCap Fund and to protect Unitholders' capital by investing a portion of its portfolio in "zero coupon" U.S. Treasury obligations. Collectively, the Treasury Obligations and the Fund Shares are referred to herein as the "Securities." See "Portfolio" in Prospectus Part One. The Treasury Obligations in the Trust evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and may be worth more or less than a purchaser's acquisition cost. It is anticipated that upon maturity the Treasury Obligations will represent an amount per Unit of at least $11.00. The Fund seeks to achieve its long-term capital appreciation objective by investing primarily in equity securities of emerging and other growth-oriented companies. There is, of course, no guarantee that the objectives of the Trust will be achieved.

   PUBLIC OFFERING PRICE. The secondary market Public Offering Price of the Trust will include the net asset value of the Fund Shares, the aggregate bid price of the Treasury Obligations, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The minimum purchase is 200 Units (100 Units for a tax-sheltered retirement plan). See "Public Offering."

   PRINCIPAL PROTECTION. The Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $11.00 (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Trust never paid a dividend and the value of the Fund Shares were to decrease to zero, which is considered highly unlikely. This feature of the Trust provides Unitholders who purchase Units at the price of $11.00 or less per Unit and who hold such Units until the termination of the Trust with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $11.00 per Unit, this feature may also provide a potential for capital appreciation. As a result of the volatile nature of the market for "zero coupon" U.S. Treasury Obligations, Units sold or redeemed prior to maturity will fluctuate in price, and the underlying Treasury Obligations may be valued at a price greater or less than their value as of the Initial Date of Deposit. Unitholders disposing of their Units prior to the maturity of the Trust may receive more or less than $11.00 per Unit, depending on market conditions on the date Units are sold or redeemed.

   The Treasury Obligations deposited in the Trust will mature on May 15, 2008. The Treasury Obligations have a maturity value greater than the aggregate Public Offering Price (which includes the sales charge) of the Units of the Principal MidCap Fund and Treasury Trust on the Initial Date of Deposit; however, the value of the Treasury Obligations may fluctuate before maturity due to fluctuations in interest rates. The Fund Shares deposited in the Trust's portfolio have no fixed maturity date and the value of these underlying Fund Shares will fluctuate with changes in the values of stocks in general and with changes in the conditions and performance of the specific securities owned by the Fund. See "Trust Portfolio."

   Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including the possible loss of principal.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.
                      BOTH PARTS OF THIS PROSPECTUS SHOULD
              BE RETAINED FOR FUTURE REFERENCE. THIS PROSPECTUS IS
                  DATED AS OF THE DATE OF THE PROSPECTUS PART I
                      ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   DIVIDEND AND CAPITAL DISTRIBUTIONS. Distributions of net income, if any, other than amortized discount, will be made at least annually. Distributions of capital, if any, received by the Trust, will be made whenever the Fund makes such a distribution. INCOME WITH RESPECT TO THE AMORTIZATION OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS IN THE TRUST WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNITHOLDERS WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. Any distribution of income and/or capital will be net of the expenses of the Trust. See "Federal Taxation." Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital."

   SECONDARY MARKET FOR UNITS. Although not obligated to do so, the Managing Underwriter intends to maintain a market for Units of the Trust and offer to repurchase such Units at prices which are based on the net asset value of the Fund Shares plus the bid side evaluation of the Treasury Obligations, plus or minus cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units through redemption at prices based upon the net asset value of the Fund Shares in the Trust plus the aggregate bid price of the Treasury Obligations, plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. See "Rights of Unitholders--Redemption of Units."

   TERMINATION. Commencing on the Mandatory Termination Date, Fund Shares will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Fund Shares. Written notice of any termination of the Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his or her address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders. Unitholders may elect to receive their pro rata portion of the Fund Shares and to have their pro rata portion of the proceeds received upon maturity of the Treasury Obligations reinvested without a sales charge into Fund Shares (an "In Kind Distribution") rather than to receive payment in cash for such Unitholder's pro rata share of such amounts. All Unitholders not electing such option will receive cash representing their pro rata portion of the Fund Shares and Treasury Obligations. To be effective, the election form, together with surrendered certificates, if issued, and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders not electing a reinvestment into Fund Shares will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination."

   RISK FACTORS. An investment in the Trust should be made with an understanding of the risks associated therewith, including, among other factors, the possible deterioration of either the Securities which make up the Trust or the general condition of the stock market, volatile interest rates, economic recession, currency exchange fluctuations, foreign withholding, and differences between domestic and foreign legal, auditing, brokerage and economic standards. The Trust is not actively managed and Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. See "Risk Factors."

 THE TRUST

   Van Kampen American Capital Equity Opportunity Trust, Series 26 is comprised of one unit investment trust, Princor Emerging Growth and Treasury, Series 1. The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), among Van Kampen American Capital Distributors, Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., as Evaluator, and The Bank of New York, as Trustee.

   The Trust may be an appropriate medium for investors who desire to participate in a portfolio of mutual fund shares and zero-coupon U.S. Treasury obligations. Diversification of assets in the Trust will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio, see "Trust Portfolio."

   On the Initial Date of Deposit, the Sponsor deposited with the Trustee Securities, including delivery statements relating to contracts for the purchase of certain such Securities and an irrevocable letter of credit or cash issued by a financial institution in the amount required for such purchases. Thereafter, the Trustee, in exchange for such Securities (and contracts) so deposited, delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date, and Securities then held will within a reasonable time thereafter be liquidated or distributed by the Trustee.

   Each Unit of the Trust represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase accordingly, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

 OBJECTIVES AND SECURITIES SELECTION

   The objectives of the Trust are to provide investors with the potential for long-term capital appreciation and to protect Unitholders' capital. The portfolio is described under "Trust Portfolio" herein and "Portfolio" in Prospectus Part One. In selecting Securities for the Trust, the following factors, among others, were considered: (a) for the portion of the Securities that are Fund Shares, the Managing Underwriter selected shares of Principal MidCap Fund, a mutual fund which seeks long-term capital appreciation by investing primarily in equity securities of emerging and other growth-oriented companies and which may invest up to 20% of its assets in foreign issuers, and
(b) for the portion of the Securities that are Treasury Obligations, the Managing Underwriter selected obligations which evidence the right to receive a fixed payment at a future date from the U.S. Government, backed by the full faith and credit of the U.S. Government.

   Because over the long term equity investments have historically outperformed other types of investments, an investment in Fund Shares offers the potential to build wealth and outpace inflation. In particular, stocks of small- and medium-sized companies may provide even greater growth potential. The Fund's portfolio will predominantly consist of companies which are experiencing their optimum growth period. Generally, the Fund's management favors stocks of companies whose sales records and earnings growth are higher than broad-based market averages. However, emerging growth stocks may have a higher degree of risk than stocks of companies that are larger and more developed. Consequently, the Trust is designed to combine investments in the Principal MidCap Fund with zero-coupon U.S. Treasury obligations, resulting in one investment that seeks to provide the potential for capital appreciation consistent with the preservation of invested capital. The Managing Underwriter believes that the Trust has the potential to achieve this objective because an investment in a professionally managed diversified mutual fund can help reduce some of the volatility inherent in emerging growth stocks while providing the opportunity for higher growth. The Managing Underwriter believes that the U.S. Treasury obligations included in the Trust will complement the Fund Shares by providing (a) the opportunity to preserve invested principal and (b) the assurance that upon termination of the Trust, each Unitholder will receive an amount equal to the bond's maturity value (approximately $11.00 per Unit).

   An investor will be subject to taxation on the dividend income received from the Trust and on gains from the sale or liquidation of Securities (see "Federal Taxation"). Investors should be aware that there is not any guarantee that the objectives of the Trust will be achieved because the market value of the Securities can be affected by a variety of factors. Fund Shares may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the underlying issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the Fund will make distributions. The Trust, however, has been organized so that investors would receive, at termination, an amount per Unit at least equal to $11.00 (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Trust never paid a distribution and the value of the Fund Shares were to decrease to zero, which the Managing Underwriter considers highly unlikely. Any distributions of income will generally depend upon the declaration of dividends by the Fund and the declaration of any dividends depends upon several factors including the financial condition of the underlying securities in the Fund and general economic conditions.

   Investors should be aware that the Trust is not a "managed" fund and as a result the adverse financial condition of the Securities will not result in their elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration"). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the Securities were selected by the Managing Underwriter as of the date the Securities were purchased by the Trust. The Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust.

 TRUST PORTFOLIO

   The Trust consists of (a) shares of Principal MidCap Fund and (b) zero-coupon U.S. Treasury Obligations.

   FUND SHARES. The portfolio of the Trust contains shares of Principal MidCap Fund, Inc. (formerly known as Princor Emerging Growth Fund, Inc.).

   Principal MidCap Fund is one of several open end management investment companies included in the Principal Growth Oriented Funds (formerly known as Princor Growth-Oriented Funds) which are part of the Principal family of mutual funds. The objective of the Principal MidCap Fund is to achieve long-term capital appreciation by investing primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Fund's Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth.

   The Fund is authorized to issue two distinct classes of shares ("Class A shares" and "Class B shares"). Each class of shares may be purchased by investors at a price equal to the net asset value of the Fund per share plus the respective sales charge. The Trust has purchased Class A shares for deposit and any reference to Fund Shares in this prospectus shall refer to Class A shares.

   The Fund's investment manager is Principal Management Corporation (formerly known as Princor Management Corporation), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company. Additional information about the Fund appears in "Trust Portfolio--Principal MidCap Fund Summary." This prospectus sets forth concisely information about the Fund that a prospective investor should know before investing. A Fund prospectus and a Statement of Additional Information about the Fund have been filed with the Securities and Exchange Commission and are available, upon request and without charge, by writing to Princor Financial Services Corporation, P.O. Box 10423, Des Moines, Iowa 50306, or by calling 1-800-247-4123. The Fund's Statement of Additional Information, which is incorporated in its entirety by reference in the Fund's prospectus, contains more information about the Fund and its management, including more complete information as to certain risk factors.

   TREASURY OBLIGATIONS. The Treasury Obligations deposited in the Trust consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of the Trust's portfolio to be invested in Fund Shares.

   GENERAL. The Trust consists of the Securities listed under "Portfolio" in Prospectus Part One as may continue to be held from time to time in the Trust and any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement together with cash held in the Income and Capital Accounts. Neither the Managing Underwriter, the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities. However, should any contract for the purchase of any of the Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

   Because certain of the Fund Shares from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the portfolio is not managed, the Sponsor may instruct the Trustee to sell Fund Shares under certain limited circumstances. See "Trust Administration--Portfolio Administration."Fund Shares, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

   Unitholders will be unable to dispose of any of the Fund Shares as such and will not be able to vote the Fund Shares. As the holder of the Fund Shares, the Trustee will have the right to vote all of the Fund Shares in the Trust and will vote such Fund Shares in accordance with the instructions of the Sponsor. Actions required to be taken with respect to the Treasury Obligations will be in accordance with the instructions of the Sponsor. In the absence of any such instructions by the Sponsor, the Trustee will vote such Fund Shares so as to insure that the Fund Shares are voted as closely as possible in the same manner and the same general proportion as are shares held by owners other than the Trust and shall take such action with respect to the Treasury Obligations as it, in its sole discretion, shall deem advisable.

   The following section provides a brief description of the Principal MidCap Fund, specifically its relationship with the Trust. More specific information regarding Principal MidCap Fund can be obtained from the prospectus and Statement of Additional Information prepared therefor as described above. For risk factors related to an investment in Fund Shares, see "Risk Factors."

 PRINCIPAL MIDCAP FUND SUMMARY

   The tables on the following pages depict the fees and expenses applicable to the purchase and ownership of shares of the Principal MidCap Fund. The table immediately below depicts Class A shares of the Fund and is based on amounts incurred by the Fund during the fiscal year ended October 31, 1997.

                              PRINCIPAL MIDCAP FUND
                              ---------------------

                                                                                               CLASS A
                                                                                                SHARES
                                                                                               -------
     SHAREHOLDER TRANSACTION EXPENSES:

       Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)1            4.75%

     ANNUAL OPERATING EXPENSES:
       (as a percentage of average net assets)
       Management Fee                                                                            0.59%
       12b-1 Fee2                                                                                0.25%
       Other Expenses                                                                            0.42%
       Total Fund Operating Expenses                                                             1.26%

(1) There is no sales charge payable upon the purchase of the Fund Shares deposited in the Trust. However, the maximum sales charge on the Units, and therefore indirectly on the Fund Shares is 4.9% during both the initial offering period and in the secondary market.

(2) Effectively, there are no 12b-1 fees on Fund Shares held in the Trust.
However, Unitholders who acquire shares of the Fund at the Trust's termination will begin to incur 12b-1 fees at such time as shares are acquired.

   EXAMPLES:

   An investor would pay the following expenses on a $1,000 investment in Fund Shares assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                       PRINCIPAL MIDCAP FUND
                                                        -------------------
                                                          CLASS A SHARES
                                                           -------------
     1 year                                                $          60
    3 years                                                           86
    5 years                                                          113
   10 years                                                          193

   An investor would pay the following expenses on the same investment assuming no redemption:

                                                        PRINCIPAL MIDCAP FUND
                                                         -------------------
                                                           CLASS A SHARES
                                                            -------------
      1 year                                                $          60
     3 years                                                           86
     5 years                                                          113
    10 years                                                          193

   The purpose of these tables is to help investors in the Fund understand the expenses of the Fund. The Fund's Annual Fund Operating Expenses shown in the expense table above for Class A shares are generally based upon the Fund's actual expenses. However, the Fund has adopted a 12b-1 Plan. This Plan permits Princor Financial Services Corporation, the Fund's Underwriter, to collect an annual fee of up to .25% of the Fund's average net assets. A portion of this annual fee is considered an asset-based sales charge. It may then be possible that a long-term shareholder of Class A shares may pay more than the maximum front-end sales charges permitted by the National Association of Securities Dealers. While there are effectively no 12b-1 fees on Fund shares held in the Trust, Unitholders who acquire shares of the Fund at the Trust's termination will begin to incur 12b-1 fees at such time as shares are acquired.

                              FINANCIAL HIGHLIGHTS

   The following annual financial highlights for the period from the Fund's inception through October 31, 1997, have been derived from financial statements which have been audited by the Fund's independent auditors, whose report has been incorporated by reference into the Fund's prospectus. The financial highlights should be read in conjunction with the financial statements, related notes and other financial information incorporated by reference into the Fund's prospectus. The financial statements may be obtained by Fund shareholders, without charge, by telephoning 1-800-451-5447.


                                                                           PRINCIPAL MIDCAP FUND
                                        -----------------------------------------------------------------------------------------


                                        YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,

                                           1997         1996         1995         1994         1993         1992         1991
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
 Net Asset Value at Beginning of Period $    35.75   $    31.45   $    25.08   $    23.56   $    19.79   $    18.33   $    11.35
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
 Income from investment operations:
  Net Investment Income (Loss)                 .07          .14          .12           --          .06          .14          .17
  Net Realized and Unrealized Gain
  (Loss) on Investments                      10.80         5.05         6.45         1.61         3.82         1.92         7.06
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment Operations           10.87         5.19         6.57         1.61         3.88         2.06         7.23
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
 Less Distributions:
  Dividends From Net Investment Income       (.11)        (.14)        (.06)          --         (.11)        (.15)        (.21)
  Distributions From Capital Gains          (1.18)        (.75)        (.14)        (.09)           --        (.45)        (.04)
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Total Distributions                       (1.29)        (.89)        (.20)        (.09)        (.11)        (.60)        (.25)
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
 Net Asset Value at End of Period       $    45.33   $    35.75   $    31.45   $    25.08   $    23.56   $    19.79   $    18.33
                                        ==========   ==========   ==========   ==========   ==========   ==========   ==========
 Total Return (b)                           31.26%       16.89%       26.41%        6.86%       19.66%       11.63%       64.56%
 Ratios/Supplemental Data:
  Net Assets at End of Period
   (in thousands)                       $  346,666   $  229,465   $  150,611   $   92,965   $   48,668   $   29,055   $   17,174
                                        ----------   ----------   ----------   ----------   ----------   ----------   ----------
  Ratio of Expenses to Average
   Net Assets                                1.26%        1.32%        1.47%        1.74%        1.66%        1.74%        1.78%
  Ratio of Net Investment Income to Average
  Net Assets                                  .20%         .46%         .47%         .02%         .26%         .80%        1.14%
  Portfolio Turnover Rate                     9.5%        12.3%        13.5%         8.1%         7.0%         5.8%         8.4%
  Average Commission Rate Paid          $    .0435   $    .0391

                                                                                   PRINCIPAL MIDCAP FUND
                                                                           ----------------------------------------------

                                                                           YEARS ENDED      YEARS ENDED       YEARS ENDED
                                                                           OCTOBER 31,      OCTOBER 31,       OCTOBER 31,
                                                                              1990             1989             1988(A)
                                                                           ----------       ----------        ----------
Net Asset Value at Beginning of Period                                     $    14.10       $    12.77        $    10.50
                                                                           ----------       ----------        ----------
Income from investment operations:
   Net Investment Income (Loss)                                                   .31              .26               .06
   Net Realized and Unrealized Gain (Loss) on Investments                      (2.59)             2.02              2.26
                                                                           ----------       ----------        ----------
   Total from Investment Operations                                            (2.28)             2.28              2.32
                                                                           ----------       ----------        ----------
Less Distributions:
   Dividends From Net Investment Income                                         (.37)            (.15)             (.05)
   Distributions From Capital Gains                                             (.10)            (.80)                --
                                                                           ----------       ----------        ----------
   Total Distributions                                                          (.47)            (.95)             (.05)
                                                                           ----------       ----------        ----------
Net Asset Value at End of Period                                           $    11.35       $    14.10        $    12.77
                                                                           ==========       ==========        ==========
Total Return (b)                                                             (16.80)%           19.65%         19.72%(c)
Ratios/Supplemental Data:
   Net Assets at End of Period (in thousands)                              $    8,959       $    8,946        $    6,076
   Ratio of Expenses to Average Net Assets                                      1.94%            1.79%          1.52%(d)
   Ratio of Net Investment Income to Average Net Assets                         2.43%            2.09%           .84%(d)
   Portfolio Turnover Rate                                                      15.8%            13.5%          19.5%(d)

-------------------------
Notes to financial highlights

   (a) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.04 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period.
Additionally, the Fund incurred net realized and unrealized gains on investments of $.46 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

   (b) Total Return is calculated without the front-end sales charge.

   (c) Total Return amounts have not been annualized.

   (d) Computed on an annualized basis.

          INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE FUND

   The investment objectives and policies of the Fund are described below. There can be no assurance that the objectives of the Fund will be realized.

   The Principal MidCap Fund is one of eight Principal Growth-Oriented Funds, four of which (including the Fund) seek capital appreciation and growth primarily through investments in equity securities established in the United States.

   The Fund may invest in the following securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and sponsored and unsponsored American Depositary Receipts (ADRs) based on any of the foregoing securities. Unsponsored ADRs are not created by the issuer of the underlying security, may be subject to fees imposed by the issuing bank that, in the case of sponsored ADRs, would be paid by the issuer of a sponsored ADR and may involve additional risks such as reduced availability of information about the issuer of the underlying security. The Fund will seek to be fully invested under normal conditions in equity securities. When in the opinion of the Manager current market or economic conditions warrant, the Fund may, for temporary defensive purposes, place all or a portion of its assets in cash (on which the Fund would earn no income), cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. When investing for temporary defensive purposes the Fund is not investing so as to achieve its investment objective. The Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

   The objective of Principal MidCap Fund is to achieve long-term capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Fund may invest, for any period of time, in any industry and in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Fund will invest at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. The Fund may invest up to 20% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see "Risk Factors" below.

   There can be, of course, no assurance that the Fund will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are able to assume the risk of investing in securities of emerging and growth-oriented companies and prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs. Since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.

                  CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

   Following is a discussion of certain investment practices that the Fund may use in an effort to achieve its investment objectives.

   REPURCHASE AGREEMENTS/LENDING PORTFOLIO SECURITIES. The Fund may enter into repurchase agreements with, and may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Statement of Additional Information of the Fund for further information regarding the credit risks associated with repurchase agreements and the standards adopted by the Fund's Board of Directors to deal with those risks. The Fund does not intend either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other liquid securities held by the Fund, would amount to more than 15% of its total assets or (ii) to lend securities in excess of 30% of its total assets.

   WARRANTS. The Fund may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

   BORROWING. As a matter of fundamental policy, the Fund may borrow money only for temporary or emergency purposes. Further, the Fund may borrow only in an amount not exceeding 5% of its assets.

   OPTIONS. The Fund may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The Fund may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of its assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Fund may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.

   GENERAL. The Statement of Additional Information includes further information concerning the Fund's investment policies and applicable investment restrictions. The investment objectives of the Fund are fundamental and certain investment restrictions designated as such in the prospectus or in the Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies described in the prospectus and the Statement of Additional Information are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval.

                             HOW THE FUND IS MANAGED

   Under Maryland law, the business and affairs of the Fund are managed under the direction of its Board of Directors. Investment services and certain other services are furnished to the Fund under the terms of a Management Agreement between the Fund and the Manager. The Manager for the Fund is Principal Management Corporation (formerly known as Princor Management Corporation) (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of October 31, 1997, the Manager served as investment advisor for 28 such funds with assets totaling approximately $5.0 billion.

   The Manager is responsible for investment advisory, managerial and administrative services for the Fund. However, under a Sub-Advisory Agreement between Invista Capital Management, Inc. ("Invista") and the Manager, Invista performs all the investment advisory responsibilities of the Manager for the Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at September 30, 1997 were approximately $25.3 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

   The Manager or Invista advises the Fund on investment policies and on the composition of the Fund's portfolio. In this connection, the Manager or Invista furnishes to the Board of Directors of the Fund a recommended investment program consistent with the Fund's investment objective and policies. The Manager or Invista is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

   The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of the Fund's portfolio. Michael R. Hamilton (MBA degree, Bellarmine College) has been primarily responsible for the day-to-day management of the Fund since the Fund's inception in December, 1987. Mr. Hamilton has been a Vice President with Invista since 1987.

   For a description of the investment and other services provided by the Manager, see "Cost of Manager's Services" in the Fund's Statement of Additional Information. The management fee and total Class A share expenses incurred by the Fund for the period ended October 31, 1997 were equal to .59% and 1.26% of the Fund's average net assets, respectively.

   The Manager and Invista may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between the Fund, the Manager, and Principal Mutual Life Insurance Company provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

   Among the expenses paid by the Fund are brokerage commissions on portfolio transactions, the cost of stock issue and transfer and dividend disbursements, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, the cost of shareholder meetings and taxes and interest (if any). The Fund may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc. ("PFS"), a broker-dealer affiliated with Princor and/or the Manager for the Fund.

   The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for the Fund. The Fund reimburses the Manager for the costs of providing these services.

              DISTRIBUTION AND SHAREHOLDER SERVICING PLANS AND FEES

   The Fund has adopted a distribution plan (the "Plan") for the Class A shares. The Fund will make payments from its assets to Princor pursuant to this Plan after the end of each month at an annual rate not to exceed 0.25% of the average daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares but may remit on a continuous basis up to 0.25% to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

   The Rule 12b-1 fees imposed on Fund Shares held in the Trust are rebated to the Trust and are used to reduce expenses of the Trust. Unitholders who acquire shares of the Fund at the Trust's termination will begin to incur Rule 12b-1 fees at such time as shares are acquired.

   GENERAL. The purpose of the Plan is to permit the Fund to compensate Princor for expenses incurred by it in promoting and distributing Fund shares and providing services to Fund shareholders. If the aggregate payments received by Princor under the Plan in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor will promptly reimburse the Fund for the amount of the excess. If expenses under the Plan exceed the amount for which Princor may be compensated in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Fund has no legal obligation to pay any amount pursuant to the Plan that exceeds the compensation limit. The Fund will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plan. The Plan is further described in the Fund's Statement of Additional Information.

                 DETERMINATION OF NET ASSET VALUE OF FUND SHARES

   The Fund calculates net asset value of a share by dividing the total value of the assets less all liabilities by the number of shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

   Securities for which market quotations are readily available are valued using those quotations. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board of Directors that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith through procedures established by the Board.

   As previously described, the Fund may purchase foreign securities, whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

           DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS

   The Fund distributes substantially all of its net income to shareholders annually. Distributions from the Fund will normally be declared payable on December 24 or the previous business day and to shareholders of record three business days before each payable date. Net realized capital gains for the Fund, if any, will be distributed annually. Generally the distribution will be made on the fourth business day of December, to shareholders of record on the third business day prior to the payable date. Any dividends or distributions paid shortly after a purchase of shares will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. These dividends or distributions are subject to taxation like other dividends and distributions, even though they are in effect a return of capital.

               TAX-TREATMENT OF FUND, DIVIDENDS AND DISTRIBUTIONS

   It is the policy of the Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment applicable to regulated investment companies under the provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies, it will be exempt from federal income tax upon the amounts so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Fund intends to comply with the Act's requirements and to avoid this excise tax. The Fund records dividend income on the ex-dividend date, except dividend income from foreign securities where the ex-dividend date may have passed, in which case such dividends are recorded as soon as the Fund is informed of the ex-dividend date. The Fund is required by law to withhold 31% of dividends paid to investors who do not furnish the Fund their correct taxpayer identification number, which in the case of most individuals is their social security number.

   Under the federal income tax law, dividends paid from investment income and from realized short-term capital gains, if any, are generally taxable at ordinary income rates whether received in cash or additional shares. Although all net income for book purposes will be distributed to shareholders, such distributions are taxable to shareholders of the Fund as ordinary income only to the extent that they do not exceed the shareholder's ratable share of the Fund's investment income and any short-term capital gain as determined for tax purposes. The balance, if any, will be applied against and will reduce the shareholder's cost or other tax basis for the shares.

   Dividends from net investment income of the Fund will be eligible for a 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January will be deemed to have been distributed to shareholders in December. The Fund will inform shareholders of the amount and nature of their income dividends and capital gains distributions. Dividends from net income and distributions of capital gains may also be subject to state and local taxation.
   Additional information regarding taxation is included in the Statement of Additional Information. Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances. The preceding information relates only to tax treatment of the Fund. For information relating to the tax treatment of the Princor Emerging Growth and Treasury Trust, see "Federal Taxation" below.

                             PERFORMANCE CALCULATION

   From time to time, the Fund may publish advertisements containing information (including graphs, charts, tables and examples) about its performance. The Fund may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. The Fund's yield and total return figures described below will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Fund's performance figures to performance figures published for other investment vehicles. Any performance data quoted for the Fund represents only historical performance and is not intended to indicate future performance of the Fund. For further information on how the Fund calculates yield and total return figures, see the Fund's Statement of Additional Information.

   The Fund may advertise its respective average annual total returns. Yield is determined by annualizing the Fund's net investment income per share for a specific, historical 30-day period and dividing the result by the ending maximum public offering price for Class A shares of the Fund for the same period. Average annual total return for the Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. These calculations assume the payment of the maximum front-end load in the case of Class A shares. The Fund may also calculate total return figures for a specified period that reflect reduced sales charges available to certain classes of investors and figures that do not take into account the maximum applicable sales charge to illustrate changes in the Fund's net asset value over time.

                               SHAREHOLDER RIGHTS

   The Fund's shares are currently divided into three classes. Each Fund share is entitled to one vote with fractional shares voting proportionately. The Trust holds only Class A shares of the Fund. Fund Shares held in the Trust will be voted by the Trustee in accordance with instructions of the Sponsor. In the absence of any such instructions by the Sponsor, the Trustee will vote such Fund Shares so as to insure that the Fund Shares are voted as closely as possible in the same manner and the same general proportion as are Fund Shares held by owners other than the Trust. All classes of shares for the Fund will vote together as a single class except where required by law or as determined by the Fund's Board of Directors. Shares are freely transferable, are entitled to dividends as declared by the Fund's Board of Directors and, if the Fund were liquidated, would receive the net assets of the Fund. Shareholders of the Fund (including the Trust) may remove any director of the Fund with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders. Shareholders will be assisted with shareholder communication in connection with such matter.

   The Board of Directors may increase or decrease the aggregate number of shares which the Fund has authority to issue and may issue two or more classes of shares having such preferences and special or relative rights and privileges as the Directors may determine, without shareholder approval.

    The Fund is not required to hold an annual meeting of shareholders in any year unless required to do so under the Investment Company Act of 1940. The Fund intends to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by its Board of Directors. However, the Fund will hold a meeting of shareholders when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Fund.

   Shareholder inquiries should be directed to the Fund at The Principal Financial Group, Des Moines, Iowa 50392.

                             ADDITIONAL INFORMATION

   ORGANIZATION. The Fund was incorporated in the state of Maryland on February 20, 1987.

   CUSTODIAN. The Bank of New York, 48 Wall Street, New York, New York 10286. The custodian performs no managerial or policymaking functions for the Fund.

   CAPITALIZATION. The authorized capital stock of the Fund consists of 100,000,000 shares of common stock, $.01 par value.

   FINANCIAL STATEMENTS. Copies of the financial statements of the Fund will be mailed to each shareholder semiannually. At the close of each fiscal year, the Fund's financial statements will be audited by a firm of independent auditors.

   REGISTRATION STATEMENT. This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Fund has filed with the Securities and Exchange Commission. The Fund's Statement of Additional Information is hereby incorporated by reference into the Prospectus. A copy of this Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

   PRINCIPAL UNDERWRITER. Princor Financial Services Corporation, P.O. Box 10423, Des Moines, Iowa 50306, is the principal underwriter for the Fund.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Princor Management Corporation, The Principal Financial Group, Des Moines, Iowa, 50392, is the transfer agent and dividend disbursing agent for the Fund.

 RISK FACTORS

   THE FUND. An investment in the Fund involves the financial and market risks that are inherent in any investment in equity securities. These risks include changes in the financial condition of issuers, in economic conditions generally and in the conditions in securities markets. They also include the extent to which the prices of securities will react to those changes.

   The Fund may invest in foreign securities up to 20% of its assets. Investment in foreign securities presents certain risks which may affect the Fund's net asset value. These risks include, but are not limited to, those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, the withholding of taxes on dividends at the source, political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. The Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

   Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In particular, securities markets in emerging market countries are known to experience long delays between the trade and settlement dates of securities purchased and sold, potentially resulting in a lack of liquidity and greater volatility in the price of securities on those markets. In addition, investments in smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines and financial resources. Their securities may trade in more limited volume than larger companies and may therefore experience significantly more price volatility and less liquidity than securities of larger companies. As a result of these factors, the Board of Directors of the Fund has adopted Daily Pricing and Valuation Procedures for the Fund which sets forth the steps to be followed by the Manager and Invista to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Board of Directors.

   TREASURY OBLIGATIONS. An investment in Units of the Trust should be made with an understanding of the risks which an investment in zero coupon U.S. Treasury obligations may entail. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest. Investors should also note that income with respect to the amortization of original issue discount on the Treasury Obligations in the Trust will not be distributed currently, although Unitholders will be subject to income tax at ordinary income rates as if a distribution had occurred.

 FEDERAL TAXATION

   The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinions, it is assumed that the Fund Shares represent shares in an entity treated as a regulated investment company for federal income tax purposes.

   In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from the Trust asset when such income is considered to be received by the Trust.

   2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption or otherwise) or upon the sale or redemption of Units by such Unitholder. The price a Unitholder pays for his or her Units is allocated among his or her pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchases his or her Units) in order to determine his or her initial tax basis (before adjustment for accrual of original issue discount) for his or her pro rata portion of each Security held by the Trust. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unitholders holding securities that are substantially identical to the Securities. Unitholders should consult their own tax advisors with regard to calculation of basis. The Treasury Obligations are treated as stripped bonds and are treated as bonds issued at an original issue discount as of the date a Unitholder purchases his or her Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his or her pro rata portion of each Treasury Obligation held by the Trust (determined at the time he acquires his Units, in the manner described above) is generally treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his or her daily portions of original issue discount attributable to the Treasury Obligations held by the Trust as such original issue discount accrues and will, in general, be subject to federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under Treasury Regulations relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the federal income tax consequences and accretion of original issue discount. For federal income tax purposes, a Unitholder's pro rata portion of dividends (other than designated capital gain dividends as discussed below) as defined by Section 316 of the Code, paid with respect to a Fund Share held by the Trust is taxable as ordinary income to the extent of such Fund's current and accumulated "earnings and profits". A Unitholder's pro rata portion of dividends paid on such Fund Share which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Fund Share, and to the extent that such dividends exceed a Unitholder's tax basis in such Fund Share shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his or her Units for more than one year.

   3. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain except in the case of a dealer. A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his or her Units for more than one year. Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.

   DIVIDENDS RECEIVED DEDUCTION. Distributions on the Fund Shares which are taxable as ordinary income to the Unitholders will constitute dividends for federal income tax purposes. To the extent dividends received by the Fund are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to the pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. However, to the extent dividends received by the Fund are from United States corporations (other than real estate investment trusts) and are designated by the Fund as being eligible for the dividends received deduction, distributions received by corporate Unitholders (other than corporate Unitholders such as "S" corporations which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as accumulated earnings tax and personal holding corporation tax) with respect to Fund Shares attributable to such dividends may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisors with respect to the limitations on and possible modifications to the dividends received deductions.

   RECOGNITION OF TAXABLE GAIN OR LOSS UPON DISPOSITION OF SECURITIES BY A TRUST OR DISPOSITION OF UNITS. Because Unitholders are deemed to directly own a pro rata portion of the Fund Shares as discussed above, Unitholders are advised to read the discussion of tax consequences for the Fund set forth under "Trust Portfolio" above. Distributions declared by the Fund on Fund Shares in October, November or December that are held by the Trust and paid during the following January will be treated as having been received by Unitholders on December 31 in the year such distributions were declared. Distributions of the Fund's net capital gain which the Fund properly designates as capital gain dividends will be taxable to the Unitholders as long-term capital gains regardless of how long a person has been a Unitholder. If a Unitholder holds his or her Units for six months or less or if the Trust holds shares of the Fund for six months or less, any loss incurred by a Unitholder related to the disposition of the Fund Shares will be treated as a long-term capital loss to the extent of any long-term capital gains distributions received (or deemed to have been received) with respect to such shares. For taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) is subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding periods of the capital assets. Capital loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Generally, capital gains realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. Note, however, that the 1997 Act provides that the application of the rules described above in the case of pass-through entities, such as the Fund shares will be prescribed in future Treasury Regulations. Accordingly, Unit holders should consult their own tax advisers as to the tax rate applicable to capital gain dividends from the Fund.

   The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sales rules.

   In addition, it should be noted that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Securities represented by that Unit.

   Legislative proposals have been made that would treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain as constructive sales for purposes of recognition of gain (but not loss). Unitholders should consult their own tax advisors with regard to any such constructive sales rules.

   LIMITATIONS ON DEDUCTIBILITY OF TRUST EXPENSES BY UNITHOLDERS. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

   SPECIAL TAX CONSEQUENCES OF IN KIND DISTRIBUTIONS UPON REDEMPTION OF UNITS OR TERMINATION OF THE TRUST. As discussed in "Rights of Unitholders--Redemption of Units", under certain circumstances a Unitholder tendering Units for redemption may request an In Kind Distribution. A Unitholder may also under certain circumstances request an In Kind Distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units." Treasury Obligations will not be distributed to a Unitholder as part of an In Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of the Fund plus, possibly, cash.

   The potential tax consequences that may occur under an In Kind Distribution with respect to each Fund Share will depend on whether or not a Unitholder receives cash in addition to Fund Shares. A Unitholder will not recognize gain or loss with respect to Fund Shares if a Unitholder only receives shares of the Fund in exchange for his or her pro rata portion in each share of the Fund held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of the Fund, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of the Fund. Because a Unitholder will receive cash in exchange for his or her pro rata portion in each Treasury Obligation held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such Treasury Obligation, regardless of whether the Unitholder reinvests the cash relating to the Treasury Obligations into additional Fund Shares.

   Because the Trust will own many Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Security owned by the Trust. Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.

   GENERAL. If more than 50% of the value of the total assets of the Fund consist of stock or securities in foreign corporations, the Fund may elect to pass through to its shareholders the foreign income and similar taxes paid by the Fund in order to enable such shareholders to take a credit (or deduction) for foreign income taxes paid by the Fund. If such an election is made, Unitholders of the Trust, because they are deemed to own a pro rata portion of the Fund Shares held by the Trust, as described above, must include in their gross income, for Federal income tax purposes, both their portion of dividends received by the Trust from the Fund, and also their portion of the amount which the Fund deems to be the Trust's portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of the Fund from its foreign investments. Unitholders may then subtract from their Federal income tax the amount of the foreign tax credit with respect to such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations.
Unitholders should consult their tax advisers regarding this election and its consequences to them.

   The foregoing discussion relates only to the tax treatment of United States Unit holders ("U.S. Unit holders") with regard to Federal and certain aspects of New York State and City income taxes. Unit holders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unit holder" means an owner of a Unit in the Trust that (a) is (i) for United States Federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States Federal income taxation regardless of its source or (b) does not qualify as a U.S. Unit holder in paragraph (a) but whose income from a Unit is effectively connected with such Unit holder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

   Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

   Unitholders will be notified annually of the amounts of original issue discount, dividend income and long-term capital gains distributions includable in the Unitholder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

   Dividend income, long-term capital gains and accrual of original issue discount may also be subject to state and local taxes. Foreign investors may be subject to different Federal income tax consequences than those described above. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

   Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

   In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

 TRUST OPERATING EXPENSES

   COMPENSATION OF SPONSOR, EVALUATOR AND MANAGING UNDERWRITER. The Sponsor will not receive any fees in connection with its activities relating to the Trust. The Evaluator shall receive that evaluation fee, payable in any month incurred, set forth under "Summary of Essential Financial Information" in Prospectus Part One (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates) for regularly evaluating the Trust portfolio. Such fee may exceed the actual cost of providing such evaluation services for this Trust, but at no time will the total amount paid to the Evaluator for providing evaluation services to unit investment trusts of which Van Kampen American Capital Distributors, Inc. acts as Sponsor in any calendar year exceed the aggregate cost to the Evaluator of supplying such services in such year. Such fee may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. Such fee will be paid as described under "General" below. The Sponsor and the Managing Underwriter will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units and the deposit of the Securities as described under "Public Offering--Sponsor and Managing Underwriter Compensation".

   TRUSTEE'S FEE. For its services the Trustee will receive the annual per Unit fee from the Trust set forth under "Summary of Essential Financial Information" in Prospectus Part One (which amount is based on the number of Units outstanding on January 1 of each year for which such compensation relates). The Trustee's fees are payable in monthly installments on or before the twenty-fifth day of each month as described under "General" below. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration."

   MISCELLANEOUS EXPENSES. Expenses incurred in establishing the Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by the Trust and amortized over the first five years of the Trust. Such costs will be paid out of Rule 12b-1 fees imposed on Fund Shares which are rebated to the Trust. To the extent such costs exceed rebated 12b-1 fees, Securities will be sold to pay such costs.The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trust.

   GENERAL. The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. Since the Fund Shares consist primarily of common stock and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that Fund distributions will be sufficient to meet any or all expenses of the Trust. Rule 12b-1 fees imposed on Fund Shares held in the Trust are rebated to the Trust, deposited in the Income Account and are used to pay expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Fund Shares (but not Treasury Obligations) to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Taxation."

 PUBLIC OFFERING

   GENERAL. Units are offered at the Public Offering Price. The secondary market public offering price is based on the net asset value of the Fund Shares, the aggregate bid side evaluation of the Treasury Obligations, an applicable sales charge (initially 4.9% of the Public Offering Price and which will be reduced by
 .3 of 1% on each March 19 commencing March 19, 1997, to a minimum sales charge of 1.5%), and cash, if any, in the Income and Capital Accounts held or owned by the Trust. Any sales charge reduction will primarily be the responsibility of the selling Managing Underwriter, broker, dealer or agent.

   Employees and registered representatives of Principal Financial Securities, Inc. may purchase Units of the Trust at the current Public Offering Price less the Managing Underwriter's discount described in "Sponsor and Managing Underwriter Compensation" below.

   OFFERING PRICE. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Prospectus Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust.

   As indicated above, the price of the Units was established by adding to the determination of the aggregate underlying value of the Securities an amount initially equal to 5.152% of such value and dividing the sum so obtained by the number of Units outstanding. The Public Offering Price shall include the proportionate share of any cash held in the Capital Account. This computation produced a gross underwriting profit initially equal to 4.9% of the Public Offering Price. The Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received prior to the Evaluation Time on each such day. Orders received by the Trustee or the Sponsor for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. Effective on each March 19 commencing March 19, 1997, such sales charge will be reduced by .3 of 1% to a minimum sales charge of 1.5%.

   The value of the Fund Shares is determined on each business day based on the last available net asset value calculation on or immediately prior to the Evaluation Time on the day the valuation is made. The Treasury Obligations will be valued at their net bid prices. If bid prices are not available for the Treasury Obligations, then such evaluations will be based on (1) bid prices for comparable securities, (2) by determining the value of the Treasury Obligations on the bid side of the market by appraisal or (3) by any combination of the above. The offering price of the Treasury Obligations may be expected to be greater than the bid price of the Treasury Obligations by less than 2%.

   In offering the Units to the public, neither the Sponsor, the Managing Underwriter nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Managing Underwriter at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor has qualified the Units for sale in a number of states. Any quantity discount provided to investors will be borne by the Managing Underwriter or others as indicated under "General" above. For secondary market transactions, such concession or agency commission will amount to 70% of the sales charge applicable to the transaction.

   Certain commercial banks may be making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 200 Units (100 Units for a tax-sheltered retirement plan). The Sponsor and Managing Underwriter reserve the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   SPONSOR AND MANAGING UNDERWRITER COMPENSATION. The Managing Underwriter will receive a gross sales commission initially equal to 4.9% of the Public Offering Price of the Units (equivalent to 5.152% of the net amount invested), less any reduced sales charge for quantity purchases (as described under "General" above). Any quantity discount provided to investors will be borne by the Managing Underwriter as indicated under "General" above.

   In addition, the Sponsor realized a profit or sustained a loss, as the case may be, as a result of the difference between the price paid for the Treasury Obligations by the Sponsor and the cost of such Treasury Obligations to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities in the Trust portfolio, however, an affiliate of the Managing Underwriter, Princor Financial Services Corporation, acts as principal underwriter of the Principal MidCap Fund. The Sponsor and Managing Underwriter may have further realized additional profit or loss during the initial offering period as a result of the possible fluctuations in the market value of the Securities in the Trust after a date of deposit, since all proceeds received from purchasers of Units (excluding dealer concessions and agency commissions allowed, if any) are retained by the Sponsor and Managing Underwriter.

   A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Managing Underwriter or the Sponsor prior to the date of settlement for the purchase of Units may be used in the Managing Underwriter's or Sponsor's business and may be deemed to be a benefit to the Managing Underwriter or the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, the Managing Underwriter intends to maintain a secondary market for Units of the Trust. In so maintaining a market, the Managing Underwriter will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the Managing Underwriter or the Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

   PUBLIC MARKET. Although not obligated to do so, the Managing Underwriter intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices, subject to change at any time, based upon the net asset value of the Fund Shares in the Trust plus the aggregate bid price of the Treasury Obligations. If the supply of Units exceeds demand or if some other business reason warrants it, the Managing Underwriter may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his or her Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units." A Unitholder who wishes to dispose of his or her Units should inquire of his or her broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   TAX-SHELTERED RETIREMENT PLANS. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 100 Units.

 RIGHTS OF UNITHOLDERS

   CERTIFICATES. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust will be evidenced by certificates unless a Unitholder or the Unitholder's registered broker-dealer makes a written request to the Managing Underwriter that ownership be in book entry form. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presentation and surrender of such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign such written request, and such certificate or transfer instrument, exactly as his or her name appears on the records of the Trustee and on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any whole multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   DISTRIBUTIONS OF INCOME AND CAPITAL. Any distributions received by the Trust representing dividends with respect to the Fund Shares therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, capital gains distributions on Fund Shares, proceeds from the sale of Securities, return of principal, etc.) are credited to the Capital Account of the Trust.

   The Trustee will distribute any net income other than accreted interest received with respect to any of the Securities in the Trust on or about the Distribution Dates to Unitholders of record on the preceding Record Dates. See "Summary of Essential Financial Information" in Prospectus Part One. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed annually on the Distribution Date to Unitholders of record on the preceding Record Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed currently, although Unitholders in the Trust will be subject to federal income tax as if a distribution had occurred. See "Federal Taxation." Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of each Unitholder's pro rata share of the cash in the Income Account after deducting estimated expenses. Because distributions are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders, if any, are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   On a monthly basis, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account amounts necessary to pay the daily accrued expenses of the Trust (as determined on the basis set forth under Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   REPORTS PROVIDED. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Sponsor deems it to be in the best interest of the Unitholders, the accounts of the Trust shall be audited, not less frequently than annually, by independent certified public accountants, and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Income
Account: income received (including amortization of original issue discount with respect to the Treasury Obligations), deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payment of applicable taxes, fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year;
(iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his or her Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the Sponsor for this purpose. Units so redeemed shall be cancelled.

   Unitholders will receive cash from the Capital Account equal to the pro rata portion of the Securities to which the tendering Unitholder is entitled. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities according to the criteria discussed above.

   To the extent that Securities are sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption.

   The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the net asset value of the Fund Shares in the Trust plus the aggregate bid price of the Treasury Obligations, plus or minus cash, if any, in the Income and Capital Accounts (while the Public Offering Price per Unit during the initial offering period will be determined on the basis of the aggregate offering price of such Treasury Obligations and the net asset value of the Fund Shares in the Trust, plus or minus cash, if any, in the Income and Capital Accounts). On the Initial Date of Deposit, the Public Offering Price per Unit (which includes the sales charge) exceeded the values at which Units could have been redeemed by the amounts shown under "Summary of Essential Financial Information" in Prospectus Part One. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of
(i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends or other distributions receivable on the Fund Shares trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. See "Public Offering--Offering Price" for a description of the method of evaluating the Fund Shares and Treasury Obligations.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

 TRUST ADMINISTRATION

   MANAGING UNDERWRITER PURCHASES OF UNITS. The Trustee shall notify the Managing Underwriter of any tender of Units for redemption. If the Managing Underwriter's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Managing Underwriter may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Managing Underwriter will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Managing Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   PORTFOLIO ADMINISTRATION. The portfolio of the Trust is not "managed" by the Managing Underwriter, Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund (such as the Fund) typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. While the Trust will not be managed, the Trust Agreement provides that the Sponsor may (but need not) direct the Trustee to dispose of Fund Shares in the event that the Fund defaults in the payment of a distribution that has been declared, that any action or proceeding has been instituted restraining the payment of distributions or there exists any legal question or impediment affecting such Fund, that the Fund has breached a covenant which would affect the payments of distributions, or otherwise impair the sound investment character of the Fund, or that the price of the Fund Shares have declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of the Fund Shares would be detrimental to the Trust. Treasury Obligations may be sold by the Trustee only pursuant to the liquidation of the Trust or to meet redemption requests. Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Fund Shares) are credited to the Capital Account for distribution to Unitholders or to meet redemptions.

   As indicated under "Rights of Unitholders--Redemption of Units" above, the Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold for such purposes, Treasury Obligations may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $11.00 per Unit. Treasury Obligations may not be sold by the Trustee to meet expenses of the Trust.

   AMENDMENT OR TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided, however, that the Trust Agreement may not be amended to increase the number of Units (other than as provided in the Trust Agreement). The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   A Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Trust then outstanding. In addition, the Trust may be terminated if the net asset value of the Trust is less than $500,000 unless the net asset value of the Trust deposits has exceeded $15,000,000, then the Trust Agreement may be terminated if the net asset value of the Trust is less than $3,000,000. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Prospectus Part One.

   Commencing on the Mandatory Termination Date, Fund Shares will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Fund Shares. The Sponsor shall direct the liquidation of the Fund Shares in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Fund shares shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. Written notice of any termination specifying the time or times at which Unitholders may surrender their certificates for cancellation, if any are then issued and outstanding, shall be given by the Trustee to each Unitholder so holding a certificate at his or her address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to request to receive their pro rata portion of Fund Shares and to have their pro rata portion of the proceeds received upon maturity of the Treasury Obligations reinvested without a sales charge into Fund Shares (an "In Kind Distribution") rather than to receive payment in cash upon the termination of the Trust. Unitholders not electing an In Kind Distribution will receive cash representing their pro rata portion of the Fund Shares and Treasury Obligations. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver to each Unitholder who has requested a distribution of Fund Shares at termination such Unitholder's pro rata number of Fund Shares to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. Unitholders not requesting a distribution of Fund Shares will receive a cash distribution within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   LIMITATIONS ON LIABILITIES. The Sponsor, the Evaluator, and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or negligence (gross negligence in the case of the Sponsor and Evaluator) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.

   The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   MANAGING UNDERWRITER. Principal Financial Securities, Inc. based in Dallas, Texas is a member of The Principal Financial Group, a diversified family of financial services companies. The group's largest member, Principal Mutual Life Insurance Company, was founded in 1879 and ranks among the 10 largest U.S. life insurers based on assets. The Principal(R) offers a full range of financial products and services for business, groups and individuals. Founded in 1952 as Eppler, Guerin & Turner, Inc., Principal Financial Securities has grown to be one of the largest regional investment banking and brokerage firms. Principal Financial Securities is a member of the New York and American stock exchanges and the National Association of Securities Dealers.

   SPONSOR. Van Kampen American Capital Distributors, Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

   MSDWD is a global financial services firm with a market capitalization of more than $21 billion which was created by the merger of Morgan Stanley Group Inc. with and into Dean Witter, Discover & Co. on May 31, 1997. MSDWD, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; global custody, securities clearance services and securities lending; and credit card services. As of June 2, 1997, MSDWD, together with its affiliated investment advisory companies, had approximately $270 billion of assets under management, supervision or fiduciary advice.

   Van Kampen American Capital Distributors, Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713) 993-0500. It maintains a branch office in Philadelphia and has regional representatives in Atlanta, Dallas, Los Angeles, New York, San Francisco and Seattle. As of November 30, 1996, the total stockholders' equity of Van Kampen American Capital Distributors, Inc. was $129,451,000 (unaudited). (This paragraph relates only to the Sponsor and not to the Trusts or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

   As of September 30, 1997, the Sponsor and its Van Kampen American Capital affiliates managed or supervised approximately $65.3 billion of investment products, of which over $10.85 billion is invested in municipal securities. The Sponsor and its Van Kampen American Capital affiliates managed $54 billion of assets, consisting of $34.3 billion for 55 open-end mutual funds (of which 45 are distributed by Van Kampen American Capital Distributors, Inc.) $14.2 billion for 37 closed-end funds and $5.5 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen American Capital's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its offices at 101 Barclay Street, New York, New York 10286, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of the Fund. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

 OTHER MATTERS

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn has acted as counsel for the Trustee.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related securities portfolio at the close of business on the day prior to the Initial Date of Deposit included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Sponsor or dealers. This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any persons to whom it is not lawful to make such offer in such state.

TITLE             TABLE OF CONTENTS                      PAGE
----              -----------------                     ------

The Trust                                                2
Objectives and Securities Selection                      2
Trust Portfolio                                          3
Risk Factors                                             9
Federal Taxation                                         9
Trust Operating Expenses                                11
Public Offering                                         12
Rights of Unitholders                                   13
Trust Administration                                    14
Other Matters                                           16

-------------------

This Prospectus contains information concerning the Trust and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                   PROSPECTUS
                                    PART TWO

                             THE PRINCIPAL(R) TRUST

                                   PRINCOR(R)
                                    EMERGING
                                   GROWTH AND
                                    TREASURY,
                                    SERIES 1

                           Van Kampen American Capital
                       Equity Opportunity Trust, Series 26

                   NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN
                   ACCOMPANIED BY PART ONE. BOTH PARTS OF THIS
               PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

                 DATED AS OF THE DATE OF THE PROSPECTUS PART ONE
                   ONE ACCOMPANYING THIS PROSPECTUS PART TWO.

                      PRINCIPAL FINANCIAL SECURITIES, INC.

                                 FOUNTAIN PLACE
                          1445 ROSS AVENUE, SUITE 2300
                               DALLAS, TEXAS 75201

               Please retain this Prospectus for future reference.

CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet
The prospectus
The signatures
The Consent of Independent Accountants

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 26, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Ci ty of Chicago and State of Illinois on the 24th day of April, 1998.

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 26
     (Registrant)

By VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
     (Depositor)


By:  Gina Costello
     Assistant Secretary
     (SEAL)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 24, 1998 by the following persons who constitute a majority of the Board of Directors of Van Kampen American Capital Distributors, Inc.:

SIGNATURE               TITLE

Don G. Powell           Chairman and Chief                    )
                        Executive Officer                     )

John H. Zimmerman       President and Chief Operating         )
                        Officer                               )

Ronald A. Nyberg        Executive Vice President and          )
                        General Counsel                       )

William R. Rybak        Senior Vice President and             )
                        Chief Financial Officer               )


          Gina Costello_______
          (Atttorney in Fact)*

____________________

     * An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen American Capital Equity Opportunity Trust, Series 64 (File No. 333-33087) and Van Kampen American Capital Equity Opportunity Trust, Series 87 (File No. 333-44581) and the same are hereby incorporated herein by this reference.